TAXATION - Additional information (Details) $ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2025 CNY (¥) entity	Dec. 31, 2025 USD ($) entity	Dec. 31, 2025 HKD ($) entity	Dec. 31, 2024 CNY (¥) entity	Dec. 31, 2024 HKD ($) entity	Dec. 31, 2023 CNY (¥) entity	Dec. 31, 2023 HKD ($) entity
TAXATION
Interest or penalties associated with tax positions		¥ 0			¥ 0		¥ 0
Unrecognized uncertain tax positions		¥ 0			¥ 0		¥ 0
Statutory income tax rate (in percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of minimum global tax rate		15.00%	15.00%	15.00%
Income tax provision		¥ 1,686,089,000	$ 241,108		¥ 2,791,889,000		¥ 1,994,391,000
Share-based compensation related to share options		1,904,924,000			2,726,075,000		3,215,549,000
Net operating loss carryforwards		14,700,000,000			13,600,000,000		12,600,000,000
Deferred tax assets arose from net operating loss carryforwards that were offset by valuation allowance		3,078,500,000			3,243,500,000		2,848,800,000
Deferred tax assets arose from net operating loss carryforwards		3,611,291,000			3,412,316,000		3,144,200,000
Net operating loss carrying forward expected to be utilized prior to expiration		532,800,000			¥ 168,800,000		¥ 295,400,000
Net operating loss carryforwards will expire in the year ending December 31, 2026 through 2030		¥ 14,700,000,000
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		10.00%	10.00%	10.00%
High and new technology enterprise
TAXATION
Preferential income tax rate (in percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Number of entities qualified | entity		4	4	4	4	4	3	3
Enterprises within Catalogue of Encouraged Industries in Western Regions
TAXATION
Preferential income tax rate (in percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Number of entities qualified | entity		0	0	0	0	0	1	1
Hongkong
TAXATION
Tax rate on assessable profits on the first HK dollar 2 million		8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Assessable profits, under which the tax rate is 8.25%. | $				$ 2		$ 2		$ 2
Assessable profits, under which the tax rate is 16.5%. | $				$ 2		$ 2		$ 2
Statutory income tax rate (in percent)		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Foreign investor ownership in the shares of VIE		25.00%	25.00%	25.00%
Hongkong | Maximum
TAXATION
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		5.00%	5.00%	5.00%
CN
TAXATION
Statutory income tax rate (in percent)	25.00%
Non-Mainland China operations
TAXATION
Share-based compensation related to share options		¥ 1,904,900,000			¥ 2,726,100,000		¥ 3,215,500,000
Gains from investment in wealth management products		656,400,000			¥ 424,000,000		¥ 452,500,000
Income Tax Effect, Organization for Economic Co-operation and Development (OECD), Pillar Two
TAXATION
Income tax provision		¥ 44,000,000